Capital commitments	12 Months Ended
Dec. 31, 2023
Capital Commitments
Capital commitments

21. Capital commitments

Capital expenditures contracted for at the end of the reporting period but not recognized in the financial statements are as follows:

	2023	2022
	US$	US$

Property, plant and equipment	1,328,306	1,339,532